Related-party transactions - Disclosure of transactions between related parties (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of transactions between related parties [line items]
Other related party transactions	£ 0	£ 0	£ 0	£ 0
Directors of the Company
Disclosure of transactions between related parties [line items]
Aggregate emoluments	120,000	177,000	279,000	329,000
Pension contributions	8,000	5,000	12,000	10,000
Employee benefits expense	128,000	182,000	291,000	339,000
Directors of the Company and key management
Disclosure of transactions between related parties [line items]
Aggregate emoluments	265,000	339,000	570,000	650,000
Pension contributions	24,000	15,000	35,000	28,000
Employee benefits expense	£ 289,000	£ 354,000	£ 605,000	£ 678,000